Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 8,256
Increases	(722)
Decreases	(1)
Other movements & transfer.	0
Currency translation	1
Property, plant and equipment at end of period	7,535
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	13,630
Increases	65
Decreases	(1)
Other movements & transfer.	0
Currency translation	4
Property, plant and equipment at end of period	13,698
Gross book value of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,313
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	3,313
Gross book value of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,171
Increases	19
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	7,190
Gross book value of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,061
Increases	5
Decreases	0
Other movements & transfer.	1
Currency translation	0
Property, plant and equipment at end of period	2,067
Gross book value of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	988
Increases	41
Decreases	(1)
Other movements & transfer.	0
Currency translation	2
Property, plant and equipment at end of period	1,029
Gross book value of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	31
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	1
Property, plant and equipment at end of period	32
Gross book value of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	65
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	1
Property, plant and equipment at end of period	66
Gross book value of tangible assets | Tangible assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1
Increases	0
Decreases	0
Other movements & transfer.	(1)
Currency translation	0
Property, plant and equipment at end of period	1
Accumulated depreciation of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5,374)
Increases	(787)
Decreases	1
Other movements & transfer.	0
Currency translation	(2)
Property, plant and equipment at end of period	(6,163)
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,320)
Increases	(160)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(1,481)
Accumulated depreciation of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,739)
Increases	(457)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(2,196)
Accumulated depreciation of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,466)
Increases	(93)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(1,559)
Accumulated depreciation of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(783)
Increases	(67)
Decreases	1
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	(850)
Accumulated depreciation of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(31)
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	(32)
Accumulated depreciation of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(36)
Increases	(10)
Decreases	0
Other movements & transfer.	0
Currency translation	(1)
Property, plant and equipment at end of period	€ (46)